Stockholders' Equity	6 Months Ended
Jun. 30, 2021
Stockholders' Equity
Stockholders' Equity

11. Stockholders’ Equity

Common Stock

The holders of our common stock have one vote for each share of common stock. Common stockholders are entitled to dividends when, as, and if declared by our Board of Directors (the “Board of Directors”). As of June 30, 2021, no dividends had been declared by the Board of Directors.

Common stock reserved for future issuance consists of the following:

	June 30,	December 31,
	2021	2020
Shares available for grant under stock option plans	4,262,364	1,646,518
Options issued and outstanding under stock option plans	3,560,541	2,594,597
Unvested restricted stock units	—	313,976
Vested restricted stock units not yet settled	2,045,634	1,731,658
Convertible promissory note payable to CAA	—	290,563
Shares issuable pursuant to trademark licensing agreement	54,646	—
Total common stock reserved for future issuance	9,923,185	6,577,312

Treasury Stock

In connection with the execution of the Merger Agreement, Legacy Playboy, Sponsor, and Dr. Suying Liu entered into the Insider Stock Purchase Agreement, pursuant to which Legacy Playboy purchased 700,000 shares of MCAC’s common stock (the “Initial Shares”) from Sponsor. Subject to the satisfaction of conditions set forth under the Merger Agreement, Sponsor was obligated to transfer the Initial Shares to Legacy Playboy upon the closing of the Merger or, if the Merger Agreement was terminated, upon the consummation of any other business combination. As of December 31, 2020, Legacy Playboy had paid a nonrefundable $4.4 million prepayment, representing the purchase price of the 700,000 Initial Shares, at a price of $6.35 per share. This payment is included as a current asset in the accompanying condensed consolidated balance sheet at December 31, 2020. In February 2021, the Initial Shares were transferred to us upon the closing of the Merger and reclassified from “stock receivable” to “treasury stock” as part of the recapitalization.

In connection with our recapitalization that occurred with the consummation of the Business Combination, we eliminated Legacy Playboy’s previously held treasury stock of 1,164,847 shares. We held 700,000 shares of treasury stock as of June 30, 2021.

Public Offering

In June 2021, we completed a public offering in which 4,720,000 shares of our common stock were sold at a price of $46 per share. The underwriters were also granted an option to purchase up to an additional 708,000 shares of our common stock from us at the public offering price, less underwriting discounts and commissions. Such option expired unexercised. We incurred approximately $13.2 million of underwriting commissions and $1.0 million of public offering related fees, which were netted against the proceeds. The net proceeds received from the public offering were $202.9 million.